ING SERIES FUND, INC.

ING Fixed Income Funds

Classes A, B and C Prospectus, Class I Prospectus and Class O Prospectus dated July 31, 2008

ING Brokerage Cash Reserve Fund Prospectus dated July 31, 2008

ING Global Equity Fund

Classes A, B and C Prospectus, Class I Prospectus and Class O Prospectus

dated February 29, 2008

ING Global Target Payment Fund

Class A Prospectus and Classes I and W Prospectus dated August 22, 2008

ING Global Target Payment Fund

Class C Prospectus dated August 29, 2008

Supplement Dated September 30, 2008

Effective immediately, the section of the above named Prospectuses entitled “Portfolio Holdings Disclosure Policy” is amended to add the following sentence to that section:

“A Fund may also post its complete or partial portfolio holdings on its website as of a specified date.”

In addition, the Prospectuses for ING Strategic Allocation Funds, ING Global Target Payment Fund and all money market funds, including ING Brokerage Cash Reserves Fund and ING Money Market Fund, are amended to reflect that each Fund will post its portfolio holdings 10 (instead of 30) calendar days following the end of the previous calendar month (i.e., release June 30 data on July 11).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING SERIES FUND, INC.

ING Fixed Income Funds

Classes A, B, C, I and O SAI dated July 31, 2008

ING Brokerage Cash Reserve Fund SAI dated July 31, 2008

ING Global Equity Fund

Class A, B, C, I and O SAI dated February 29, 2008

ING Global Target Payment Fund

Classes A, I and W SAI dated August 22, 2008

ING Global Target Payment Fund

Class C SAI dated August 29, 2008

Supplement Dated September 30, 2008

Effective immediately, the section of the above named SAIs entitled “Disclosure of the Funds’ Portfolio Holdings” is amended to add the following sentence to the second paragraph of that section:

“A Fund may also post its complete or partial portfolio holdings on its website as of a specified date.”

In addition, the SAIs for ING Strategic Allocation Funds, ING Global Target Payment Fund and all money market funds, including ING Brokerage Cash Reserves Fund and ING Money Market Fund, are amended to reflect that each Fund will post its portfolio holdings 10 (instead of 30) calendar days following the end of the previous calendar month (i.e., release June 30 data on July 11th).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE